Taxation	6 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Taxation

7. Taxation

The major components of income tax credit in the interim condensed consolidated statement of profit or loss are:

	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Current income tax expense	—	—
Deferred income tax credit relating to origination and reversal of temporary differences	—	6,319
Income tax credit recognized in statement of profit or loss	—	6,319